Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 4,559.2	€ 4,555.1
Amortization of intangible assets	7.7	8.8	€ 8.2
Intangible assets and goodwill	€ 4,573.2	€ 4,559.2	4,555.1
US dollar | Derivative financial instruments | Foreign exchange forward contract | Currency risk
Reconciliation of changes in intangible assets and goodwill [abstract]
Percentage of financial instruments designated as hedging instruments	87.50%	99.00%		35.70%
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 4,618.0	€ 4,599.7
Acquisitions through business combinations		2.0
Additions	13.9	11.3
Disposals, intangible assets other than goodwill		0.1
Disposals, intangible assets and goodwill	(0.1)
Effect of movements in foreign exchange	7.9	3.4
Intangible assets and goodwill	4,639.7	4,618.0	4,599.7
Increase (decrease) through transfers, intangible assets other than goodwill		1.7
Additions	13.9	11.3
Disposals, intangible assets other than goodwill		0.1
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(58.8)	(44.6)
Disposals, intangible assets other than goodwill		(0.1)
Effect of movements in foreign exchange		0.4
Amortization of intangible assets	(7.7)	(8.8)
Intangible assets and goodwill	(66.5)	(58.8)	(44.6)
Disposals, intangible assets other than goodwill		(0.1)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,101.6	2,099.4
Intangible assets and goodwill	2,105.0	2,101.6	2,099.4
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,101.6	2,099.4
Acquisitions through business combinations		2.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	3.4	0.2
Intangible assets and goodwill	2,105.0	2,101.6	2,099.4
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Effect of movements in foreign exchange		0.0
Amortization of intangible assets	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,417.7	2,415.3
Intangible assets and goodwill	2,421.6	2,417.7	2,415.3
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,425.6	2,422.1
Acquisitions through business combinations		0.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	4.5	3.5
Intangible assets and goodwill	2,430.1	2,425.6	2,422.1
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Brands | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(7.9)	(6.8)
Disposals, intangible assets other than goodwill		0.0
Effect of movements in foreign exchange		0.0
Amortization of intangible assets	(0.6)	(1.1)
Intangible assets and goodwill	(8.5)	(7.9)	(6.8)
Disposals, intangible assets other than goodwill		0.0
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	26.8	18.9
Intangible assets and goodwill	35.3	26.8	18.9
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	55.5	42.9
Acquisitions through business combinations		0.0
Additions	13.9	11.3
Disposals, intangible assets other than goodwill		0.1
Disposals, intangible assets and goodwill	(0.1)
Effect of movements in foreign exchange	0.0	(0.3)
Intangible assets and goodwill	69.3	55.5	42.9
Increase (decrease) through transfers, intangible assets other than goodwill		1.7
Additions	13.9	11.3
Disposals, intangible assets other than goodwill		0.1
Computer software | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(28.7)	(24.0)
Disposals, intangible assets other than goodwill		(0.1)
Effect of movements in foreign exchange		0.4
Amortization of intangible assets	(5.3)	(5.1)
Intangible assets and goodwill	(34.0)	(28.7)	(24.0)
Disposals, intangible assets other than goodwill		(0.1)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	13.1	21.5
Intangible assets and goodwill	11.3	13.1	21.5
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	35.3	35.3
Acquisitions through business combinations		0.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	35.3	35.3	35.3
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Customer relationships | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(22.2)	(13.8)
Disposals, intangible assets other than goodwill		0.0
Effect of movements in foreign exchange		0.0
Amortization of intangible assets	(1.8)	(2.6)
Intangible assets and goodwill	€ (24.0)	(22.2)	€ (13.8)
Disposals, intangible assets other than goodwill		€ 0.0